UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04581

CORNERCAP GROUP OF FUNDS

(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: October 1 – December 31, 2012

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2012
CORNERCAP BALANCED FUND
	Shares	Value
COMMON STOCKS (58.8%)
Aerospace & Defense (1.3%)
Raytheon Co.	4,065	$233,981

Agriculture (1.2%)
Archer-Daniels-Midland Co.	7,560	207,068

Auto Parts & Equipment (1.5%)
Lear Corp.	5,620	263,241

Banks (6.7%)
The Bank of New York Mellon Corp.	9,080	233,356
BB&T Corp.	7,555	219,926
The Goldman Sachs Group, Inc.	1,895	241,726
JPMorgan Chase & Co.	6,420	282,288
Wells Fargo & Co.	6,295	215,163

		1,192,459

Beverages (1.4%)
Molson Coors Brewing Co., Class B	5,755	246,256

Chemicals (1.3%)
E.I. du Pont de Nemours & Co.	5,065	227,773

Coal (1.4%)
Alpha Natural Resources, Inc.(a)	24,760	241,162

Commercial Services (2.9%)
Apollo Group, Inc., Class A(a)	6,370	133,260
R.R. Donnelley & Sons Co.	18,370	165,330
SAIC, Inc.	18,515	209,590

		508,180

Computers (2.6%)
Hewlett-Packard Co.	15,335	218,524
Western Digital Corp.	5,715	242,830

		461,354

Electric (1.4%)
Public Service Enterprise Group, Inc.	7,900	241,740

Electronic Components (1.1%)
Corning, Inc.	14,980	189,048

Electronics (2.7%)
Agilent Technologies, Inc.	5,750	235,405
Arrow Electronics, Inc.(a)	6,450	245,616

		481,021

Engineering & Construction (1.4%)
Fluor Corp.	4,245	249,351

Food (1.4%)
The Kroger Co.	9,880	257,078

Healthcare Products (1.2%)
Medtronic, Inc.	5,165	211,868

	Shares	Value
Healthcare Services (4.0%)
CIGNA Corp.	4,930	$263,558
Laboratory Corp. of America Holdings(a)	2,630	227,811
UnitedHealth Group, Inc.	4,055	219,943

		711,312

Home Furnishings (1.3%)
Whirlpool Corp.	2,245	228,429

Insurance (4.0%)
Everest Re Group, Ltd.	2,230	245,189
Lincoln National Corp.	9,230	239,057
Reinsurance Group of America, Inc.	4,410	236,023

		720,269

Machinery-Diversified (1.4%)
Deere & Co.	2,935	253,643

Metal Fabricate/Hardware (1.5%)
The Timken Co.	5,750	275,023

Oil & Gas (5.3%)
ConocoPhillips	4,320	250,517
Helmerich & Payne, Inc.	4,035	226,000
Hess Corp.	4,725	250,236
Marathon Oil Corp.	7,210	221,059

		947,812

Oil & Gas Services (2.5%)
Baker Hughes, Inc.	5,470	223,395
National Oilwell Varco, Inc.	3,300	225,555

		448,950

Retail (2.5%)
Kohl’s Corp.	5,085	218,553
Walgreen Co.	6,055	224,096

		442,649

Semiconductors (1.3%)
Intel Corp.	10,910	225,073

Software (1.3%)
Microsoft Corp.	8,450	225,868

Telecommunications (2.9%)
AT&T, Inc.	7,770	261,927
CenturyLink, Inc.	6,550	256,236

		518,163

Toys/Games/Hobbies (1.3%)
Hasbro, Inc.	6,670	239,453

TOTAL COMMON STOCKS (COST $10,002,703)		10,448,224

EXCHANGE TRADED FUNDS (2.1%)
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	14,195	366,231

TOTAL EXCHANGE TRADED FUNDS (COST $357,150)		366,231

	Shares	Value
CLOSED-END FUNDS (4.1%)
Nuveen Mortgage Opportunity Term Fund	26,747	$728,053

TOTAL CLOSED-END FUNDS (COST $689,063)		728,053

	Principal Amount	Value
CORPORATE BONDS (24.5%)
Agriculture (1.4%)
Reynolds American, Inc.,
6.750%, 06/15/2017	$200,000	241,447

Banks (1.9%)
Citigroup, Inc.,
5.000%, 09/15/2014	150,000	157,813
The Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	182,618

		340,431

Beverages (0.3%)
Beam, Inc.,
6.375%, 06/15/2014	48,000	51,740

Chemicals (0.9%)
The Dow Chemical Co.,
2.500%, 02/15/2016	150,000	155,788

Computers (1.0%)
Dell, Inc.,
5.650%, 04/15/2018	150,000	173,855

Cosmetics & Personal Care (2.2%)
The Estee Lauder Co., Inc.,
5.550%, 05/15/2017	150,000	176,527
The Procter & Gamble Co.,
4.950%, 08/15/2014	200,000	214,814

		391,341

Diversified Financial Services (3.8%)
Credit Suisse USA, Inc.,
5.375%, 03/02/2016	250,000	280,529
General Electric Capital Corp.,
5.450%, 01/15/2013	140,000	140,241
4.750%, 09/15/2014	240,000	256,222

		676,992

Electronics (1.2%)
Arrow Electronics, Inc.,
6.875%, 07/01/2013	200,000	205,628

Food (1.1%)
Safeway, Inc.,
3.950%, 08/15/2020	200,000	199,863

Healthcare Products (0.8%)
Johnson & Johnson,
3.800%, 05/15/2013	150,000	151,933

	Principal Amount	Value
Healthcare Services (1.6%)
Humana, Inc.,
6.300%, 08/01/2018	$250,000	$290,348

Home Furnishings (1.0%)
Whirlpool Corp.,
6.500%, 06/15/2016	150,000	171,992

Insurance (4.3%)
Principal Life Income Funding Trusts,
5.100%, 04/15/2014	150,000	158,394
The Travelers Cos., Inc.,
5.900%, 06/02/2019	150,000	185,556
W.R. Berkley Corp.,
5.600%, 05/15/2015	150,000	162,767
5.375%, 09/15/2020	230,000	257,065

		763,782

Oil & Gas (1.0%)
Statoil ASA,
6.700%, 01/15/2018	150,000	184,615

Retail (2.0%)
AutoZone, Inc.,
5.500%, 11/15/2015	150,000	168,599
Best Buy Co., Inc.,
3.750%, 03/15/2016	200,000	187,000

		355,599

TOTAL CORPORATE BONDS (COST $4,162,494)		4,355,354

MUNICIPAL BONDS (2.9%)
Kansas (1.0%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	177,714

North Dakota (1.0%)
Grand Forks ND, Build America Revenue Bonds, 4.500%, 09/01/2019	150,000	172,509

Texas (0.9%)
County of Galveston TX, Build America General Obligation Bonds, 4.200%, 02/01/2017	150,000	166,680

TOTAL MUNICIPAL BONDS (COST $454,223)		516,903

U.S. GOVERNMENT & AGENCY OBLIGATIONS (1.5%)
Federal Home Loan Bank (1.5%)
FHLB,
5.250%, 09/13/2013	250,000	258,773

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $255,420)		258,773

	Principal Shares	Value
SHORT TERM INVESTMENT (7.2%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	1,283,370	$1,283,370

TOTAL SHORT TERM INVESTMENT (COST $1,283,370)		1,283,370

TOTAL INVESTMENTS (COST $17,204,423)	101.1%	17,956,908

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1%)	(196,480)

NET ASSETS	100.0%	$17,760,428

(a) Non-Income Producing Security.

Common Abbreviations:

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

ETF - Exchange Traded Fund.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2012

CORNERCAP SMALL-CAP VALUE FUND
	Shares	Value

COMMON STOCKS (93.0%)
Aerospace/Defense (2.3%)
Moog, Inc., Class A(a)	14,975	$614,424

Apparel (2.1%)
Crocs, Inc.(a)	39,685	571,067

Auto Parts & Equipment (2.5%)
Standard Motor Products, Inc.	29,640	658,601

Banks (12.2%)
City Holding Co.	14,900	519,265
FirstMerit Corp.	36,510	518,077
Lakeland Financial Corp.	22,460	580,366
S.Y. Bancorp, Inc.	24,425	547,609
Southside Bancshares, Inc.	24,717	520,540
Washington Trust Bancorp, Inc.	20,220	531,988

		3,217,845

Chemicals (9.3%)
A Schulman, Inc.	21,385	618,668
Kraton Performance Polymers, Inc.(a)	26,830	644,725
Olin Corp.	26,005	561,448
OM Group, Inc.(a)	29,165	647,463

		2,472,304

Computers (2.1%)
Insight Enterprises, Inc.(a)	31,605	548,979

Electrical Components & Equipment (2.2%)
EnerSys(a)	15,200	571,976

Electronics (2.4%)
Brady Corp., Class A	18,735	625,749

Environmental Control (2.0%)
Darling International, Inc.(a)	32,550	522,102

Food (2.0%)
Nash Finch Co.	24,655	524,658

Forest Products & Paper (4.3%)
Buckeye Technologies, Inc.	19,970	573,339
PH Glatfelter Co.	31,700	554,116

		1,127,455

Healthcare Products (2.1%)
Integra LifeSciences Holdings Corp.(a)	14,130	550,646

Healthcare Services (4.1%)
Almost Family, Inc.	22,280	451,393
LHC Group, Inc.(a)	29,440	627,072

		1,078,465

Industrial Machinery (2.0%)
EnPro Industries, Inc.(a)	13,170	538,653

	Shares	Value
Insurance (6.2%)
Maiden Holdings, Ltd.	62,780	$576,948
Protective Life Corp.	19,695	562,883
Tower Group, Inc.	27,905	495,872

		1,635,703

Machinery-Diversified (2.2%)
Columbus McKinnon Corp.(a)	35,065	579,274

Metal Fabrication & Hardware (2.7%)
LB Foster Co., Class A	16,515	717,412

Mining (1.9%)
Noranda Aluminum Holding Corp.	81,860	500,165

Oil & Gas (6.4%)
Clayton Williams Energy, Inc.(a)	14,195	567,800
EPL Oil & Gas, Inc.(a)	25,725	580,099
Unit Corp.(a)	12,390	558,169

		1,706,068

Oil & Gas Services (2.3%)
C&J Energy Services, Inc.(a)	28,155	603,643

Packaging & Containers (2.3%)
UFP Technologies, Inc.(a)	33,545	601,126

Pharmaceuticals (2.3%)
Nutraceutical International Corp.	36,825	609,085

Retail (6.3%)
Big Lots, Inc.(a)	19,685	560,235
The Cato Corp., Class A	18,125	497,169
CEC Entertainment, Inc.	18,165	602,896

		1,660,300

Software (6.2%)
CSG Systems International, Inc.(a)	30,090	547,036
Mantech International Corp., Class A	23,205	601,938
Quality Systems, Inc.	28,190	489,378

		1,638,352

Trucking & Leasing (2.6%)
Amerco, Inc.	5,380	682,238

TOTAL COMMON STOCKS (COST $22,404,898)		24,556,290

SHORT TERM INVESTMENT (7.1%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	1,878,987	1,878,987

TOTAL SHORT TERM INVESTMENT (COST $1,878,987)		1,878,987

TOTAL INVESTMENTS (COST $24,283,885)	100.1%	26,435,277

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1%)	(22,762)

NET ASSETS	100.0%	$26,412,515

(a) Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2012
CORNERCAP LARGE/MID-CAP VALUE FUND
	Shares	Value
COMMON STOCKS (94.2%)
Aerospace & Defense (2.1%)
Raytheon Co.	2,610	$150,232

Agriculture (2.2%)
Archer-Daniels-Midland Co.	5,760	157,766

Auto Parts & Equipment (2.5%)
Lear Corp.	3,930	184,081

Banks (11.1%)
The Bank of New York Mellon Corp.	6,485	166,664
BB&T Corp.	5,255	152,973
The Goldman Sachs Group, Inc.	1,270	162,001
JPMorgan Chase & Co.	4,150	182,476
Wells Fargo & Co.	4,160	142,189

		806,303

Beverages (2.1%)
Molson Coors Brewing Co., Class B	3,505	149,979

Chemicals (2.1%)
E.I. du Pont de Nemours & Co.	3,400	152,898

Coal (2.6%)
Alpha Natural Resources, Inc.(a)	19,225	187,251

Commercial Services (3.9%)
Apollo Group, Inc., Class A(a)	4,710	98,533
R.R. Donnelley & Sons Co.	9,125	82,125
SAIC, Inc.	9,170	103,805

		284,463

Computers (4.2%)
Hewlett-Packard Co.	9,345	133,166
Western Digital Corp.	4,028	171,150

		304,316

Electric (2.1%)
Public Service Enterprise Group, Inc.	4,975	152,235

Electronics (4.7%)
Agilent Technologies, Inc.	4,205	172,153
Arrow Electronics, Inc.(a)	4,355	165,838

		337,991

Engineering & Construction (2.1%)
Fluor Corp.	2,530	148,612

Food (2.5%)
The Kroger Co.	6,820	177,456

Healthcare Products (1.8%)
Medtronic, Inc.	3,135	128,598

Healthcare Services (6.3%)
CIGNA Corp.	2,915	155,836
Laboratory Corp. of America Holdings(a)	1,725	149,420
UnitedHealth Group, Inc.	2,810	152,414

		457,670

	Shares	Value
Home Furnishings (2.0%)
Whirlpool Corp.	1,425	$144,994

Insurance (6.4%)
Everest Re Group, Ltd.	1,410	155,030
Lincoln National Corp.	6,045	156,565
Reinsurance Group of America, Inc.	2,830	151,462

		463,057

Machinery-Diversified (2.5%)
Deere & Co.	2,070	178,889

Metal Fabricate/Hardware (2.6%)
The Timken Co.	3,985	190,602

Oil & Gas (8.0%)
ConocoPhillips	2,575	149,324
Helmerich & Payne, Inc.	2,495	139,745
Hess Corp.	2,760	146,170
Marathon Oil Corp.	4,750	145,635

		580,874

Oil & Gas Services (3.9%)
Baker Hughes, Inc.	2,940	120,070
National Oilwell Varco, Inc.	2,395	163,698

		283,768

Retail (4.3%)
Kohl’s Corp.	3,720	159,885
Walgreen Co.	3,995	147,855

		307,740

Semiconductors (2.1%)
Intel Corp.	7,360	151,837

Software (2.1%)
Microsoft Corp.	5,590	149,421

Telecommunications (5.9%)
AT&T, Inc.	4,490	151,358
CenturyLink, Inc.	4,060	158,827
Corning, Inc.	9,350	117,997

		428,182

Toys/Games/Hobbies (2.1%)
Hasbro, Inc.	4,210	151,139

TOTAL COMMON STOCKS (COST $6,739,570)		6,810,354

SHORT TERM INVESTMENT (7.2%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	519,785	519,785

TOTAL SHORT TERM INVESTMENT (COST $519,785)		519,785

TOTAL INVESTMENTS (COST $7,259,355)	101.4%	7,330,139

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(1.4%)	(98,221)

NET ASSETS	100.0%	$7,231,918

(a) Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

Notes to Financial Statements
December 31, 2012 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.

The investment objective of the CornerCap Balanced Fund and CornerCap Small-Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid-Cap Value Fund’s investment objective is to obtain capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, ETFs and U.S. Government and Agency obligations are classified as Level 2 of the hierarchy, due to the use of additional observable inputs. Unlisted securities that are not included on such exchanges or Systems are valued at the mean of the quoted bid and asked prices on the over-the-counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made.

As of and during the nine months ended December 31, 2012, management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. The Funds file income tax returns in the U.S. federal jurisdiction, for the State of Georgia, and the State of Massachusetts. For federal and state tax years 2008 and beyond, the Funds’ returns are still open to examination by the appropriate taxing authority.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2012:

CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,448,224	$–	$–	$10,448,224
Exchange Traded Funds	366,231	–	–	366,231
Closed-End Funds	728,053	–	–	728,053
Corporate Bonds	–	4,355,354	–	4,355,354
Municipal Bonds	–	516,903	–	516,903
U.S. Government & Agency Obligations	–	258,773	–	258,773
Short Term Investment	1,283,370	–	–	1,283,370

Total	$12,825,878	$5,131,030	$–	$17,956,908

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$24,556,290	$–	$–	$24,556,290
Short Term Investment	1,878,987	–	–	1,878,987
Total	$26,435,277	$–	$–	$26,435,277

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$6,810,354	$–	$–	$6,810,354
Short Term Investment	519,785	–	–	519,785
Total	$7,330,139	$–	$–	$7,330,139

* See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the three months ended December 31, 2012.

For the nine months ended December 31, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities at December 31, 2012, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund

Gross appreciation (excess of value over tax cost)	$1,662,336	$3,293,603	$662,260
Gross depreciation (excess of tax cost over value)	(909,851)	(1,142,211)	(591,476)
Net unrealized appreciation	752,485	2,151,392	70,784
Cost of investments for income tax purposes	$17,204,423	$24,283,885	$7,259,355

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	February 26, 2013